Share-Based Incentive Plans (Stock Units) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Stock Units
Non-vested, at January 1 (in shares)	805
Granted (in shares)	550
Canceled (in shares)	(108)
Vested and transferred to unrestricted (in shares)	(244)
Non-vested, at December 31 (in shares)	1,003	805
Weighted- Average Grant Date Fair Value
Non-vested, at January 1 (USD per share)	$ 144.48
Granted (USD per share)	141.38	$ 127.26	$ 157.09
Canceled (USD per share)	133.51
Vested and transferred to unrestricted (USD per share)	153.48
Non-vested, at December 31 (USD per share)	$ 139.62	$ 144.48